Prudential Day One 2035 Fund
Schedule of Investments (unaudited) as of April 30, 2021
Description	Shares	Value
Long-Term Investments 97.3%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	351,705	$3,601,455
PGIM Global Real Estate Fund (Class R6)	114,273	2,888,818
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	71,784	1,366,772
PGIM QMA Commodity Strategies Fund (Class R6)*	245,220	2,770,987
PGIM QMA Emerging Markets Equity Fund (Class R6)	136,336	1,910,072
PGIM QMA International Developed Markets Index Fund (Class R6)	638,912	9,130,047
PGIM QMA Large-Cap Core Equity Fund (Class R6)	875,800	17,516,004
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	229,436	3,260,291
PGIM QMA US Broad Market Index Fund (Class R6)	542,460	10,279,625
PGIM TIPS Fund (Class R6)	642,318	6,795,723
PGIM Total Return Bond Fund (Class R6)	507,472	7,343,117

Total Long-Term Investments (cost $52,833,616)		66,862,911

Short-Term Investment 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,803,611)	1,803,611	1,803,611

TOTAL INVESTMENTS 99.9% (cost $54,637,227)(wd)		68,666,522
Other assets in excess of liabilities 0.1%		51,946

Net Assets 100.0%		$68,718,468

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds